Off-balance sheet commitments given (Details) € in Thousands, $ in Thousands					1 Months Ended	12 Months Ended
	Dec. 16, 2016 EUR (€)	Dec. 16, 2013 EUR (€)	Feb. 08, 2013	Nov. 11, 2006 USD ($) academic_institution	Nov. 30, 2023	Dec. 31, 2023 EUR (€)	Dec. 31, 2022 EUR (€)	Jun. 02, 2017 EUR (€)	Apr. 15, 2009	Dec. 11, 2008	Dec. 04, 2008 license
Disclosure Of Off-Balance Sheet Commitments [Line Items]
Capital commitments						€ 201,777	€ 194,731
CARENA conditional advance
Disclosure Of Off-Balance Sheet Commitments [Line Items]
Maximum drawdown capacity		€ 3,840
Annual percentage of proceeds from sale of intellectual property right		50.00%
Annual revenue from sale of products developed, period		5 years
Percentage of annual revenue from sale of products developed		1.20%
RNP-VIR conditional advance
Disclosure Of Off-Balance Sheet Commitments [Line Items]
Maximum drawdown capacity	€ 6,300
Annual percentage of proceeds from sale of intellectual property right	50.00%
Annual revenue from sale of products developed, period	5 years
Percentage of annual revenue from sale of products developed	3.00%
Maximum drawdown capacity including interest	€ 6,576
Ebola conditional advance
Disclosure Of Off-Balance Sheet Commitments [Line Items]
Maximum drawdown capacity								€ 390
Ebola conditional advance, BPI Languedoc-Roussillon
Disclosure Of Off-Balance Sheet Commitments [Line Items]
Maximum drawdown capacity								130
Ebola conditional advance, BPI France
Disclosure Of Off-Balance Sheet Commitments [Line Items]
Maximum drawdown capacity								€ 260
Lease facilities, Boston
Disclosure Of Off-Balance Sheet Commitments [Line Items]
Lease, duration period					2 years
Lease, extension period					2 years
Maximum | CARENA conditional advance
Disclosure Of Off-Balance Sheet Commitments [Line Items]
Annual revenue from sale of products developed		€ 6,800
Repayment period		15 years
Maximum | RNP-VIR conditional advance
Disclosure Of Off-Balance Sheet Commitments [Line Items]
Annual revenue from sale of products developed	€ 5,500
Repayment period	15 years
Minimum | CARENA conditional advance
Disclosure Of Off-Balance Sheet Commitments [Line Items]
Pre-tax revenue threshold		€ 50,000
Minimum | RNP-VIR conditional advance
Disclosure Of Off-Balance Sheet Commitments [Line Items]
Pre-tax revenue threshold	€ 25,000
The Scripps Research Institute, University of Chicago and Brigham Young University
Disclosure Of Off-Balance Sheet Commitments [Line Items]
Proportion of ownership interests held by non-controlling interests						0.41%
Exclusive licensing agreement with CNRS, University of Montpellier and Institut Curie
Disclosure Of Off-Balance Sheet Commitments [Line Items]
Number of exclusive licenses | license											4
Research and collaboration agreement with CNRS and University of Montpellier
Disclosure Of Off-Balance Sheet Commitments [Line Items]
Agreement, period										2 years
Research and collaboration agreement with CNRS, University of Montpellier and Institut Curie
Disclosure Of Off-Balance Sheet Commitments [Line Items]
Agreement, period						1 year	1 year		1 year
Research and development contract with license option with CNRS, University of Montpellier and Theradiag
Disclosure Of Off-Balance Sheet Commitments [Line Items]
Agreement, license option period			2 years
Exclusive licensing contract with the Scripps Research Institute, University of Chicago and Brigham Young University
Disclosure Of Off-Balance Sheet Commitments [Line Items]
Potential development milestone payment, IND filing | $				$ 50
Potential development milestone payment, phase 3 | $				300
Potential development milestone payment, IND approval | $				$ 500
Number of academic institutions | academic_institution				3
Exclusive licensing contract with the Scripps Research Institute, University of Chicago and Brigham Young University | Maximum
Disclosure Of Off-Balance Sheet Commitments [Line Items]
Agreement, period after last marketing of product				10 years